S000081438 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	225 Months Ended		315 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
MSCI ACWI Net Total Return Index (USD) (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%	6.79%	[1]
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.53%	7.45%	11.05%	7.41%	[1]
Performance Inception Date				Mar. 30, 2007
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.25%	7.16%	10.76%			7.10%	[1]
Performance Inception Date						Sep. 30, 1999
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.42%	5.24%	9.41%			6.45%	[1]
Performance Inception Date						Sep. 30, 1999
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.93%	5.44%	8.70%			6.06%	[1]
Performance Inception Date						Sep. 30, 1999

[1]
The Institutional Shares of the Fund’s predecessor fund commenced operations on March 30, 2007. The Investor Shares of the Fund’s predecessor fund commenced operations on September 30, 1999. See above for a discussion of the Global Equity Predecessor Fund and its share classes.